Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
Note 25—Cash and cash equivalents

€ million	2025	2024
Cash at bank and in hand	348	290
Cash and cash equivalents subject to contractual restrictions	401	300
Term deposits	167	1,458
Money market funds	159	1,473

Total cash and cash equivalents	1,075	3,521

Cash at banks and money market funds are subject to interest at floating rates based on daily bank rates. Short-term deposits are made for varying periods, depending on the immediate cash requirements of the Group—and earn interest at the respective deposit rates. Cash and cash equivalents are held at various financial institutions meeting the credit rating criteria set out in Note 24 above. See also Note 4 in connection with the acquisition of Intelsat Holdings S.à r.l. for a cash consideration of USD 2.6 billion (EUR 2.2 billion) closed on 17 July 2025.
Cash and cash equivalents subject to contractual restrictions relate to EUR
 401 million (2024: EUR 300
million) funds in relation to the IRIS² programme available to both SES ASTRA S.A. and other consortium members for programme related costs.